UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    The Northwestern Mutual Life Insurance Company
Address: 720 East Wisconsin Avenue
         Milwaukee, WI  53202

13F File Number:  28-00229

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Ronald P. Joelson
Title:     Chief Investment Officer
Phone:     414-665-3766

Signature, Place, and Date of Signing:





 Ronald P. Joelson     Milwaukee, WI     November 14, 2012

Report Type (Check only one.):

[  ]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[ X]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number          Name

028-01096                Russell Trust Company
028-01190                Frank Russell Company
028-05583                Northwestern Mutual Capital, LLC
028-10206                Mason Street Advisors, LLC
028-11160                Northwestern Mutual Wealth Management Company

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    21

Form 13F Information Table Value Total:    $84,939 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLEGHENY TECHNOLOGIES INC     COM              01741R102        5      157 SH       DEFINED                                     157
ANTARES PHARMA INC             COM              036642106        1      200 SH       DEFINED                                     200
BOEING CO                      COM              097023105        3       50 SH       DEFINED                                      50
CITIGROUP INC                  COM NEW          172967424        1       24 SH       DEFINED                                      24
ELECTRONICS FOR IMAGING INC    COM              286082102        3      200 SH       DEFINED                                     200
ISHARES TR                     BARCLYS CR BD    464288620     5803    50890 SH       DEFINED                                   50890
ISHARES TR                     BARCLYS MBS BD   464288588       11       97 SH       DEFINED                                      97
ISHARES TR                     BARCLYS TIPS BD  464287176     4185    34371 SH       DEFINED                                   34371
ISHARES TR                     MSCI EAFE INDEX  464287465    12193   230055 SH       DEFINED                                  230055
ISHARES TR                     S&P MIDCAP 400   464287507     5682    57572 SH       DEFINED                                   57572
ISHARES TR                     S&P SMLCAP 600   464287804     2626    34065 SH       DEFINED                                   34065
LINCOLN NATL CORP IND          COM              534187109        2       89 SH       DEFINED                                      89
MOTOROLA SOLUTIONS INC         COM NEW          620076307        2       49 SH       DEFINED                                      49
SPDR S&P 500 ETF TR            TR UNIT          78462F103    22094   153464 SH       DEFINED                                  153464
SPDR SERIES TRUST              BRCLYS INTL ETF  78464A516     2763    44840 SH       DEFINED                                   44840
SPDR SERIES TRUST              BRCLYS YLD ETF   78464A417     3408    84728 SH       DEFINED                                   84728
TRAVELERS COMPANIES INC        COM              89417E109        1       10 SH       DEFINED                                      10
VANGUARD BD INDEX FD INC       SHORT TRM BOND   921937827     4587    56278 SH       DEFINED                                   56278
VANGUARD BD INDEX FD INC       TOTAL BND MRKT   921937835    13026   152938 SH       DEFINED                                  152938
VANGUARD INDEX FDS             REIT ETF         922908553     3801    58502 SH       DEFINED                                   58502
VANGUARD INTL EQUITY INDEX F   MSCI EMR MKT ETF 922042858     4742   113667 SH       DEFINED                                  113667